SCHEDULE OF CORPORATE BONDS RECOGNIZED (Details) (Parenthetical)							1 Months Ended		12 Months Ended
	Dec. 29, 2022	Jan. 06, 2021 HKD ($)	Feb. 26, 2020 HKD ($)	Dec. 12, 2019 HKD ($)	Nov. 25, 2019 HKD ($)	Dec. 07, 2018 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Jan. 31, 2023 HKD ($)	Jan. 02, 2023 USD ($)	Jan. 02, 2023 HKD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Effective interest rate, amount									$ 124,500,000
Subsequent Event [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Corporate bonds issued															$ 10,000,000
Principal amount																$ 7,830,000	$ 60,682,500
6% Corporate Bonds Due [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Corporate bonds issued		$ 8,000,000			$ 150,000,000	$ 110,000,000
Principal amount		$ 8,000,000			$ 150,000,000	$ 110,000,000
Debt issuance received							$ 4,743,590	$ 37,000,000		$ 8,000,000	$ 10,192,308	$ 79,500,000	$ 13,525,641	$ 105,500,000
Effective interest rate, description	one bondholder transferred its “HK$ 6% corporate bond due 2021” to another independent third party of which the corporate bond was extended to February 1, 2025	The bonds carry interest at a rate of 6% per annum and payable annually after the period			The bonds carry interest at a rate of 6%, which is accumulated daily on the 365 daily basis and payable annually after the period	The bonds carry interest at a rate of 6%, which is accumulated daily on the 365 daily basis and payable annually after the period			The effective interest rates of HK$105,500,000 6% Corporate Bonds due in 2021 and HK$124,500,000 6% Corporate Bonds due in 2021, 2022 and 2023 are 9.13% and 10.04%, respectively
Effective interest rate, amount									$ 105,500,000
9% Corporate Bonds Due [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Corporate bonds issued			$ 5,000,000	$ 5,000,000
Principal amount			$ 5,000,000	$ 5,000,000
Debt issuance received											$ 641,000	$ 5,000,000	$ 641,000	$ 5,000,000
Effective interest rate, description			The bonds carry interest at a rate of 9%, which is accumulated daily on the 365 daily basis and payable annually after the period	The bonds carry interest at a rate of 9%, which is accumulated daily on the 365 daily basis and payable annually after the period